Failed Sale-Leaseback Arrangement - Schedule of Financing Liability (Details) (Lazy Days' R.V. Center, Inc.) - Lazydays' RV Center Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing liability	$ 55,158	$ 55,599
Debt discount	(883)	(951)
Financing liability, net of debt discount	54,275	54,648
Less: current portion	595	465
Financing liability, non-current portion	$ 53,680	$ 54,183